Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by nature
Summary of administrative expenses and research and development expenses

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Research and development staff costs*	12,806	8,336	24,529	15,324
Research and development consultancy	14,129	1,202	24,686	3,134
Research and development components, parts and tooling	2,802	2,036	6,103	4,333
Total research and development expenses	29,737	11,574	55,318	22,791
Administrative staff costs	2,874	3,195	6,169	6,050
Share based payment (credit)/charge	763	2,063	1,650	3,207
Consultancy costs	1,096	1,025	1,835	1,641
Legal and financial advisory costs	2,702	1,063	3,221	1,781
HR advisory and recruitment costs	644	627	858	822
IT hardware and software costs	2,514	1,906	4,924	3,767
Insurance expenses	64	592	126	1,178
Marketing costs	1,492	433	5,694	585
Premises expenses	766	414	1,119	902
Operational travel and logistics costs	764	388	2,263	693
Aviation and aerospace regulatory fees	201	256	622	349
Depreciation expense	229	252	465	466
Amortization expense	—	51	—	107
Depreciation on right of use property assets	258	202	524	360
Other administrative expenses	174	145	379	193
Total administrative costs	14,541	12,612	29,849	22,101
Related party administrative expenses	62	57	131	151
Total administrative and research and development expenses	44,340	24,243	85,298	45,043

*Research and development staff costs include share-based payment expense of £658 thousand for the three months ended June 30, 2026, and £1,693 thousand for the six months ended June 30, 2026.